SHARE CAPITAL AND RESERVES - Schedule of share capital (Details)							1 Months Ended							12 Months Ended
	Jun. 12, 2019 shares	May 10, 2019 shares	Feb. 07, 2019 shares	Feb. 04, 2019 shares	Jan. 15, 2019 shares	Jul. 06, 2018 CAD ($) shares	May 28, 2019 CAD ($) shares	Jan. 25, 2019 shares	Aug. 22, 2018 shares	Jul. 31, 2018 shares	Jul. 19, 2018 CAD ($) shares	Jun. 18, 2018 shares	May 30, 2017 CAD ($) shares	Jan. 31, 2020 USD ($) shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2018 USD ($) shares
Beginning Balance | $														$ 21,086,613	$ 70,195	$ (355,610)
Beginning Balance (shares)														58,505,255	5,979,695	1,979,695
Shares issued - acquisition (shares)														3,983,886
Shares issued - conversion of promissory note (shares)														977,479
Shares issued - warrant exercises | $														$ 729,589	$ 2,113
Shares issued - warrant exercises (shares)														915,545	2,750
Shares issued - option exercises | $														$ 39,028	$ 49,991
Shares issued - option exercises (shares)														80,000	100,000
Shares issued - partial settlement of EFF share payment note | $														$ 368,688	$ 832,162
Shares issued - partial settlement of EFF share payment note (shares)														368,688	940,810
Shares issued - private placement financing | $																$ 699,140
Shares issued - private placement financing (shares)																3,640,000
Units issued for cash, net | $														$ 5,723,455
Units issued for cash, net (shares)														5,589,493
Shares issued for cash, net | $															$ 3,919,162
Shares issued for cash, net (shares)															2,082,000
Shares issued - conversion of debentures (shares)															36,850,000	3,640,000
Shares issued - conversion of debentures (shares)														8,016,388
Shares issued - to settle aged payables | $																$ 65,192
Shares issued - to settle aged payables | $															$ 83,941
Shares issued - to settle aged payables (shares)																360,000
Shares issued - to settle aged payables (in shares)															50,000
Shares issued - settle share payment note (Shares)															940,810
Share issue costs | $														$ (28,110)
Ending balance | $														$ 13,579,554	$ 21,086,613	$ 70,195
Ending Balance (shares)														89,388,639	58,505,255	5,979,695
Silver State
Shares issued - acquisition | $															$ 8,951,375
Shares issued - acquisition (shares)															12,500,000
Phantom Farms
Shares issued - acquisition (shares)														2,670,000
Swell Companies LTD
Shares issued - acquisition (shares)														8,281,905
Share capital
Beginning Balance | $														$ 52,923,983	$ 13,554,610	$ 12,820,278
Shares issued - conversion of promissory note | $														660,647
Shares issued - conversion of promissory note (shares)			977,479
Shares issued - warrant exercises | $														$ 1,018,748	2,953
Shares issued - warrant exercises (shares)										2,750				915,545
Shares issued - option exercises | $														$ 77,980	99,782
Shares issued - option exercises (shares)									100,000					80,000
Shares issued - partial settlement of EFF share payment note | $														$ 368,688
Shares issued - partial settlement of EFF share payment note (shares)	368,688
Shares issued - private placement financing							$ 7,713,500				$ 5,205,000		$ 910,000	4,895,379		669,140
Shares issued - private placement financing (shares)							5,589,493				2,082,000		3,640,000
Units issued for cash, net | $														4,895,379
Shares issued for cash, net | $															3,919,162
Shares issued - conversion of debentures | $														4,539,991	25,479,998	669,140
Shares issued - conversion of debentures (shares)												36,850,000
Shares issued - to settle aged payables						$ 110,000							$ 90,000			65,192
Shares issued - to settle aged payables | $															83,941
Shares issued - to settle aged payables (shares)						50,000							360,000
Shares issued - settle share payment note | $															832,162
Shares issued - settle share payment note (Shares)								940,810
Share issue costs | $														(28,110)
Ending balance | $														76,028,268	52,923,983	$ 13,554,610
Share capital | Silver State
Shares issued - acquisition | $															$ 8,951,375
Shares issued - acquisition (shares)					12,500,000
Share capital | Phantom Farms
Shares issued - acquisition | $														2,507,138
Shares issued - acquisition (shares)				2,670,000
Share capital | Swell Companies LTD
Shares issued - acquisition | $														4,927,178
Share capital | EFF building
Shares issued - acquisition | $														$ 4,136,646
Shares issued - acquisition (shares)		3,983,886